NUVEEN CALIFORNIA TAX-FREE FUND, INC.
Nuveen California Tax-Free Value Fund
Nuveen California Insured Tax-Free Value Fund

SUPPLEMENT TO PROSPECTUS


Effective March 15, 1996, John Nuveen & Co. Incorporated
("Nuveen"), sponsor and underwriter of the Nuveen Open-End Tax-
Free Mutual Funds (the "Funds") and the Nuveen Tax-Free Unit Investment Trusts (the "Trusts"), will offer a program of advertising support to registered broker-dealer firms, banks and bank affiliates ("Firms") that sell Fund shares and/or Trust units. Under this program, Nuveen will pay or reimburse the Firm for up to one half of specified media costs incurred in the placement of advertisements which jointly feature the Firm and the Nuveen Funds and Trusts. Reimbursements to the Firm will be based on the number of the Firm's registered representatives who have sold Fund shares and/or Trust units during the prior calendar year according to an established schedule. Reimbursement under this program will be made by Nuveen and not by the Nuveen Funds or Trusts.



March 15, 1996




NUVEEN CALIFORNIA TAX-FREE FUND, INC.
Nuveen California Tax-Free Money Market Fund

SUPPLEMENT TO PROSPECTUS




Effective March 15, 1996, John Nuveen & Co. Incorporated
("Nuveen"), sponsor and underwriter of the Nuveen Open-End Tax-Free Mutual Funds (the "Funds") and the Nuveen Tax-Free Unit Investment Trusts (the "Trusts"), will offer a program of advertising support to registered broker-dealer firms, banks and bank affiliates ("Firms") that sell Fund shares and/or Trust units. Under this program, Nuveen will pay or reimburse the Firm for up to one half of specified media costs incurred in the placement of advertisements which jointly feature the Firm and the Nuveen Funds and Trusts. Reimbursements to the Firm will be based on the number of the Firm's registered representatives who have sold Fund shares and/or Trust units during the prior calendar year according to an established schedule. Reimbursement under this program will be made by Nuveen and not by the Nuveen Funds or Trusts.



March 15, 1996